Quarterly Holdings Report
for
Fidelity® MSCI Health Care Index ETF
October 31, 2025
T05-NPRT1-1225
1.9584811.111

Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 22.0%
Biotechnology – 22.0%
AbbVie, Inc.	744,059	$162,234,624
ACADIA Pharmaceuticals, Inc. (a)	49,434	1,122,152
ADMA Biologics, Inc. (a)	100,363	1,553,619
Agios Pharmaceuticals, Inc. (a)	23,216	1,003,860
Akebia Therapeutics, Inc. (a)	110,819	244,910
Akero Therapeutics, Inc. (a)	23,482	1,272,724
Akouos, Inc. (a)	11,863	2,254
Alkermes PLC (a)	65,956	2,024,849
Alnylam Pharmaceuticals, Inc. (a)	54,926	25,048,453
Amgen, Inc.	226,497	67,593,500
Amicus Therapeutics, Inc. (a)	104,332	942,118
AnaptysBio, Inc. (a)	5,807	212,420
Anavex Life Sciences Corp. (a)	35,572	283,509
Apellis Pharmaceuticals, Inc. (a)	31,703	680,663
Apogee Therapeutics, Inc. (a)	13,090	740,763
Arbutus Biopharma Corp. (a)	59,302	280,498
Arcellx, Inc. (a)	11,625	1,049,156
Arcus Biosciences, Inc. (a)	29,041	572,689
Arcutis Biotherapeutics, Inc. (a)	45,276	1,145,936
Ardelyx, Inc. (a)	102,181	619,217
ArriVent Biopharma, Inc. (a)	7,743	145,026
Arrowhead Pharmaceuticals, Inc. (a)	46,764	1,982,326
ARS Pharmaceuticals, Inc. (a)	18,721	167,740
Aurinia Pharmaceuticals, Inc. (a)	47,865	630,382
Avidity Biosciences, Inc. (a)	45,505	3,178,524
Beam Therapeutics, Inc. (a)	37,764	944,478
BioCryst Pharmaceuticals, Inc. (a)	84,378	617,647
Biogen, Inc. (a)	61,643	9,509,666
Biohaven Ltd. (a)	36,087	620,696
BioMarin Pharmaceutical, Inc. (a)	80,707	4,323,474
Bridgebio Pharma, Inc. (a)	60,089	3,763,975
CareDx, Inc. (a)	22,165	332,475
Catalyst Pharmaceuticals, Inc. (a)	48,802	1,038,019
Celldex Therapeutics, Inc. (a)	24,989	667,956
CG oncology, Inc. (a)	17,482	756,446
Chinook Therapeutics, Inc. (a)	24,218	0
Cidara Therapeutics, Inc. (a)	4,956	541,393
Cogent Biosciences, Inc. (a)	35,296	575,325
Crinetics Pharmaceuticals, Inc. (a)	37,212	1,618,722
CRISPR Therapeutics AG (a)	34,687	2,219,621
Cullinan Therapeutics, Inc. (a)	10,512	91,034
Cytokinetics, Inc. (a)	47,944	3,048,759
Day One Biopharmaceuticals, Inc. (a)	27,918	207,710
Denali Therapeutics, Inc. (a)	58,235	948,066
Disc Medicine, Inc. (a)	9,456	815,296
Dynavax Technologies Corp. (a)	41,248	423,204
Dyne Therapeutics, Inc. (a)	39,509	892,113
Exact Sciences Corp. (a)	79,595	5,149,001

	Shares	Value

Exelixis, Inc. (a)	109,316	$4,227,250
Geron Corp. (a)	195,055	245,769
Gilead Sciences, Inc.	523,977	62,767,205
GRAIL, Inc. (a)	15,395	1,415,262
Halozyme Therapeutics, Inc. (a)	52,078	3,394,965
Ideaya Biosciences, Inc. (a)	33,057	1,053,196
ImmunityBio, Inc. (a)	111,727	268,145
Immunome, Inc. (a)	30,018	482,389
Immunovant, Inc. (a)	28,224	696,568
Incyte Corp. (a)	69,243	6,472,836
Insmed, Inc. (a)	80,095	15,186,012
Intellia Therapeutics, Inc. (a)	41,469	523,339
Ionis Pharmaceuticals, Inc. (a)	63,610	4,726,223
Iovance Biotherapeutics, Inc. (a)	110,465	217,616
Janux Therapeutics, Inc. (a)	16,230	465,963
KalVista Pharmaceuticals, Inc. (a)	10,539	114,981
Kiniksa Pharmaceuticals International PLC (a)	14,259	527,726
Krystal Biotech, Inc. (a)	9,196	1,816,302
Kura Oncology, Inc. (a)	29,225	300,141
Kymera Therapeutics, Inc. (a)	17,763	1,098,464
LENZ Therapeutics, Inc. (a)	4,920	146,222
Madrigal Pharmaceuticals, Inc. (a)	6,107	2,558,222
MannKind Corp. (a)	119,390	667,390
Merus NV (a)	21,999	2,086,825
Metsera, Inc. (a)	8,845	557,589
MiMedx Group, Inc. (a)	48,307	369,549
Mineralys Therapeutics, Inc. (a)	19,288	788,108
Mirum Pharmaceuticals, Inc. (a)	15,656	1,137,408
Moderna, Inc. (a)	146,480	3,978,397
MoonLake Immunotherapeutics (a)	9,252	93,445
Myriad Genetics, Inc. (a)	37,957	305,174
Natera, Inc. (a)	54,591	10,859,788
Neurocrine Biosciences, Inc. (a)	41,649	5,964,553
Newamsterdam Pharma Co. NV (a)	19,479	739,228
Novavax, Inc. (a)	60,231	505,940
Nurix Therapeutics, Inc. (a)	31,794	411,414
Nuvalent, Inc. Class A (a)	16,727	1,661,326
ORIC Pharmaceuticals, Inc. (a)	14,385	189,307
Praxis Precision Medicines, Inc. (a)	8,663	1,721,858
Protagonist Therapeutics, Inc. (a)	21,023	1,652,828
PTC Therapeutics, Inc. (a)	29,926	2,044,245
Recursion Pharmaceuticals, Inc. Class A (a)	135,049	745,470
Regeneron Pharmaceuticals, Inc.	44,717	29,146,541
Relay Therapeutics, Inc. (a)	48,685	347,611
Replimune Group, Inc. (a)	16,211	157,733
Revolution Medicines, Inc. (a)	58,758	3,457,321
Rhythm Pharmaceuticals, Inc. (a)	22,275	2,534,004
Roivant Sciences Ltd. (a)	129,082	2,580,349
Sana Biotechnology, Inc. (a)	57,103	282,660
Sarepta Therapeutics, Inc. (a)	36,784	883,184

Quarterly Report	2

Common Stocks – continued
		Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Scholar Rock Holding Corp. (a)		26,041	$771,334
Soleno Therapeutics, Inc. (a)		16,693	1,121,102
Spyre Therapeutics, Inc. (a)		20,597	503,803
Stoke Therapeutics, Inc. (a)		16,125	484,395
Syndax Pharmaceuticals, Inc. (a)		34,493	472,554
TG Therapeutics, Inc. (a)		63,168	2,196,983
Travere Therapeutics, Inc. (a)		35,768	1,257,603
Twist Bioscience Corp. (a)		25,383	834,847
Ultragenyx Pharmaceutical, Inc. (a)		35,583	1,231,172
uniQure NV (a)		16,578	1,122,165
United Therapeutics Corp. (a)		18,081	8,053,820
Vaxcyte, Inc. (a)		48,813	2,210,253
Vera Therapeutics, Inc. (a)		17,492	497,822
Veracyte, Inc. (a)		33,263	1,200,129
Vericel Corp. (a)		21,054	738,153
Vertex Pharmaceuticals, Inc. (a)		108,170	46,033,907
Viking Therapeutics, Inc. (a)		44,929	1,710,896
Vir Biotechnology, Inc. (a)		38,417	228,965
Viridian Therapeutics, Inc. (a)		27,723	655,095
Xencor, Inc. (a)		24,743	363,970
Xenon Pharmaceuticals, Inc. (a)		27,388	1,148,105
Zymeworks, Inc. (a)		15,429	294,462
TOTAL BIOTECHNOLOGY	571,542,564
CONSUMER STAPLES DISTRIBUTION & RETAIL – 0.0%
Drug Retail – 0.0%
Guardian Pharmacy Services, Inc. Class A (a)		8,135	228,105
HEALTH CARE EQUIPMENT & SUPPLIES – 20.5%
Health Care Equipment – 19.5%
Abbott Laboratories		732,868	90,597,142
Alphatec Holdings, Inc. (a)		48,433	919,743
Artivion, Inc. (a)		15,071	683,771
AtriCure, Inc. (a)		20,558	710,279
Axogen, Inc. (a)		17,617	391,450
Baxter International, Inc.		215,954	3,988,670
Becton Dickinson & Co.		120,752	21,579,590
Boston Scientific Corp. (a)		623,184	62,767,092
Ceribell, Inc. (a)		7,303	83,254
CONMED Corp.		13,199	580,756
Dexcom, Inc. (a)		165,014	9,607,115
Edwards Lifesciences Corp. (a)		247,209	20,382,382
Enovis Corp. (a)		24,141	754,165
Envista Holdings Corp. (a)		71,516	1,455,351
GE HealthCare Technologies, Inc.		193,043	14,468,573
Glaukos Corp. (a)		24,111	2,123,456
Globus Medical, Inc. Class A (a)		47,659	2,878,127
Hologic, Inc. (a)		94,042	6,950,644
IDEXX Laboratories, Inc. (a)		33,885	21,330,946
Inspire Medical Systems, Inc. (a)		11,823	852,202

		Shares	Value

Insulet Corp. (a)		29,617	$9,270,417
Integer Holdings Corp. (a)		14,722	950,600
Integra LifeSciences Holdings Corp. (a)		27,497	330,239
Intuitive Surgical, Inc. (a)		150,976	80,663,457
iRadimed Corp.		3,526	270,832
iRhythm Technologies, Inc. (a)		13,471	2,523,118
LeMaitre Vascular, Inc.		9,057	784,427
LivaNova PLC (a)		23,120	1,216,806
Masimo Corp. (a)		19,341	2,720,312
Medtronic PLC		539,704	48,951,153
Novocure Ltd. (a)		44,200	566,202
Omnicell, Inc. (a)		19,485	654,111
Penumbra, Inc. (a)		15,470	3,517,414
PROCEPT BioRobotics Corp. (a)		23,347	794,498
Pulse Biosciences, Inc. (a)		8,530	144,413
QuidelOrtho Corp. (a)		28,110	758,689
ResMed, Inc.		61,802	15,257,678
SI-BONE, Inc. (a)		15,876	235,441
STERIS PLC		41,398	9,757,509
Stryker Corp.		144,881	51,612,407
Tandem Diabetes Care, Inc. (a)		27,662	387,268
Teleflex, Inc.		18,597	2,314,769
TransMedics Group, Inc. (a)		13,469	1,771,712
Zimmer Biomet Holdings, Inc.		83,262	8,372,827
			506,931,007
Health Care Supplies – 1.0%
Align Technology, Inc. (a)		29,056	4,006,241
Avanos Medical, Inc. (a)		19,249	213,856
Cooper Cos., Inc. (a)		84,162	5,883,765
Dentsply Sirona, Inc.		84,489	1,065,406
Embecta Corp.		23,497	313,450
Establishment Labs Holdings, Inc. (a)		7,321	351,042
Haemonetics Corp. (a)		20,270	1,013,703
ICU Medical, Inc. (a)		9,857	1,183,727
Lantheus Holdings, Inc. (a)		29,255	1,687,721
Merit Medical Systems, Inc. (a)		24,883	2,178,258
Neogen Corp. (a)		85,885	529,911
OrthoPediatrics Corp. (a)		7,085	119,311
Solventum Corp. (a)		65,615	4,530,060
STAAR Surgical Co. (a)		14,545	376,279
UFP Technologies, Inc. (a)		3,090	595,258
			24,047,988
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES	530,978,995
HEALTH CARE PROVIDERS & SERVICES – 17.7%
Health Care Distributors – 3.5%
AdaptHealth Corp. (a)		39,860	358,341
Cardinal Health, Inc.		100,444	19,161,702
Cencora, Inc.		77,570	26,203,922
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Distributors – continued
Henry Schein, Inc. (a)	47,470	$3,000,104
McKesson Corp.	52,697	42,755,184
Owens & Minor, Inc. (a)	32,673	129,712
		91,608,965
Health Care Facilities – 2.4%
Acadia Healthcare Co., Inc. (a)	38,814	834,501
Ardent Health, Inc. (a)	12,072	175,768
Brookdale Senior Living, Inc. (a)	88,997	825,002
Concentra Group Holdings Parent, Inc.	48,004	956,240
Encompass Health Corp.	42,419	4,829,403
Ensign Group, Inc.	24,195	4,357,519
HCA Healthcare, Inc.	76,002	34,936,599
National HealthCare Corp.	5,529	660,384
PACS Group, Inc. (a)	19,471	235,210
Select Medical Holdings Corp.	48,867	675,831
Surgery Partners, Inc. (a)	32,250	707,243
Tenet Healthcare Corp. (a)	39,186	8,091,517
U.S. Physical Therapy, Inc.	6,337	546,693
Universal Health Services, Inc. Class B	24,132	5,236,885
		63,068,795
Health Care Services – 4.4%
Addus HomeCare Corp. (a)	7,802	911,976
agilon health, Inc. (a)	132,893	105,849
AMN Healthcare Services, Inc. (a)	15,772	310,551
Astrana Health, Inc. (a)	19,193	599,014
Aveanna Healthcare Holdings, Inc. (a)	26,112	236,314
BrightSpring Health Services, Inc. (a)	40,936	1,352,935
Castle Biosciences, Inc. (a)	11,627	296,488
Chemed Corp.	6,160	2,656,808
Cigna Group	112,527	27,502,724
CorVel Corp. (a)	12,987	960,389
CVS Health Corp.	532,859	41,642,931
DaVita, Inc. (a)	17,523	2,085,587
Fulgent Genetics, Inc. (a)	8,038	180,453
GeneDx Holdings Corp. (a)	7,827	1,071,595
Guardant Health, Inc. (a)	47,140	4,384,963
Hims & Hers Health, Inc. (a)	81,851	3,720,946
Hinge Health, Inc. Class A (a)	6,785	337,622
Labcorp Holdings, Inc.	35,224	8,945,487
LifeStance Health Group, Inc. (a)	56,024	274,518
NeoGenomics, Inc. (a)	53,337	521,102
Nutex Health, Inc. (a)	1,418	174,499
OPKO Health, Inc. (a)	184,047	250,304
Option Care Health, Inc. (a)	69,161	1,800,261
Pediatrix Medical Group, Inc. (a)	36,253	615,213
Pennant Group, Inc. (a)	13,985	345,849

		Shares	Value

Premier, Inc. Class A		34,743	$976,973
Privia Health Group, Inc. (a)		41,518	1,008,887
Quest Diagnostics, Inc.		46,981	8,266,307
RadNet, Inc. (a)		27,577	2,095,576
			113,632,121
Managed Health Care – 7.4%
Alignment Healthcare, Inc. (a)		58,438	985,265
Centene Corp. (a)		209,977	7,426,887
Clover Health Investments Corp. (a)		175,761	620,436
Elevance Health, Inc.		95,169	30,187,607
HealthEquity, Inc. (a)		36,468	3,449,144
Humana, Inc.		50,886	14,155,976
Molina Healthcare, Inc. (a)		22,869	3,500,329
Progyny, Inc. (a)		34,361	642,894
UnitedHealth Group, Inc.		382,113	130,514,516
			191,483,054
TOTAL HEALTH CARE PROVIDERS & SERVICES	459,792,935
HEALTH CARE TECHNOLOGY – 1.0%
Health Care Technology – 1.0%
Certara, Inc. (a)		51,341	597,096
Doximity, Inc. Class A (a)		51,991	3,431,406
Evolent Health, Inc. Class A (a)		41,401	276,145
GoodRx Holdings, Inc. Class A (a)		38,464	129,624
HealthStream, Inc.		10,129	249,173
Phreesia, Inc. (a)		25,108	568,445
Schrodinger, Inc. (a)		27,296	574,308
Teladoc Health, Inc. (a)		74,558	643,436
Veeva Systems, Inc. Class A (a)		65,422	19,050,886
Waystar Holding Corp. (a)		47,480	1,702,158
TOTAL HEALTH CARE TECHNOLOGY	27,222,677
LIFE SCIENCES TOOLS & SERVICES – 9.9%
Life Sciences Tools & Services – 9.9%
10X Genomics, Inc. Class A (a)		42,289	576,822
Adaptive Biotechnologies Corp. (a)		45,048	782,033
Agilent Technologies, Inc.		119,545	17,496,606
Avantor, Inc. (a)		287,568	3,399,054
Azenta, Inc. (a)		17,263	521,343
BioLife Solutions, Inc. (a)		17,157	478,166
Bio-Rad Laboratories, Inc. Class A (a)		7,941	2,537,547
Bio-Techne Corp.		66,147	4,138,818
Bruker Corp.		44,931	1,749,613
Charles River Laboratories International, Inc. (a)		20,678	3,723,487
Danaher Corp.		271,314	58,435,609
Ginkgo Bioworks Holdings, Inc. (a)		12,629	164,051
Illumina, Inc. (a)		66,619	8,230,111
IQVIA Holdings, Inc. (a)		72,805	15,759,370
Medpace Holdings, Inc. (a)		10,308	6,029,252

Quarterly Report	4

Common Stocks – continued
		Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
Mettler-Toledo International, Inc. (a)		8,746	$12,386,872
Niagen Bioscience, Inc. (a)		23,267	175,433
OmniAb, Inc. (a)		3,335	1,334
OmniAb, Inc. (a)		3,335	1,067
Repligen Corp. (a)		22,510	3,355,341
Revvity, Inc.		49,723	4,653,576
Sotera Health Co. (a)		65,146	1,081,424
Standard BioTools, Inc. (a)		108,998	130,798
Tempus AI, Inc. (a)		39,006	3,504,689
Thermo Fisher Scientific, Inc.		159,011	90,221,251
Waters Corp. (a)		25,049	8,757,130
West Pharmaceutical Services, Inc.		30,219	8,523,873
TOTAL LIFE SCIENCES TOOLS & SERVICES	256,814,670
PHARMACEUTICALS – 28.7%
Pharmaceuticals – 28.7%
Amneal Pharmaceuticals, Inc. (a)		65,998	714,098
Amphastar Pharmaceuticals, Inc. (a)		16,130	411,315
ANI Pharmaceuticals, Inc. (a)		7,187	651,142
Arvinas, Inc. (a)		24,639	249,839
Avadel Pharmaceuticals PLC (a)		36,200	683,818
Axsome Therapeutics, Inc. (a)		14,589	1,969,369
Bristol-Myers Squibb Co.		857,232	39,492,678
Collegium Pharmaceutical, Inc. (a)		13,513	486,468
Corcept Therapeutics, Inc. (a)		40,151	2,949,894
CorMedix, Inc. (a)		31,274	348,080
Edgewise Therapeutics, Inc. (a)		22,194	405,706
Elanco Animal Health, Inc. (a)		208,868	4,626,426
Eli Lilly & Co.		339,331	292,795,147
Enliven Therapeutics, Inc. (a)		13,634	319,308
Evolus, Inc. (a)		19,698	127,249
Harmony Biosciences Holdings, Inc. (a)		17,951	512,860
Harrow, Inc. (a)		12,907	487,497
Indivior PLC (a)		42,260	1,241,176
Innoviva, Inc. (a)		25,105	456,911
Jazz Pharmaceuticals PLC (a)		24,316	3,346,854
Johnson & Johnson		1,013,505	191,420,689
Ligand Pharmaceuticals, Inc. (a)		8,196	1,567,977
Liquidia Corp. (a)		26,944	656,356
Merck & Co., Inc.		1,057,715	90,942,336
Mind Medicine MindMed, Inc. (a)		25,994	369,115

		Shares	Value

Nuvation Bio, Inc. (a)		78,733	$410,986
Ocular Therapeutix, Inc. (a)		66,869	779,693
Organon & Co.		108,809	734,461
Pacira BioSciences, Inc. (a)		19,080	407,930
Perrigo Co. PLC		57,739	1,197,507
Pfizer, Inc.		2,394,834	59,032,658
Phibro Animal Health Corp. Class A		8,577	360,749
Prestige Consumer Healthcare, Inc. (a)		20,757	1,257,874
Royalty Pharma PLC Class A		160,018	6,007,076
SIGA Technologies, Inc.		18,770	155,416
Supernus Pharmaceuticals, Inc. (a)		23,329	1,286,128
Tarsus Pharmaceuticals, Inc. (a)		13,296	914,898
Tilray Brands, Inc. (a)		439,217	588,551
Trevi Therapeutics, Inc. (a)		35,192	410,339
Viatris, Inc.		495,240	5,130,686
WaVe Life Sciences Ltd. (a)		45,409	410,497
Xeris Biopharma Holdings, Inc. (a)		67,577	655,497
Zoetis, Inc.		187,539	27,022,495
TOTAL PHARMACEUTICALS	743,995,749
TOTAL COMMON STOCKS (Cost $2,077,743,886)			2,590,575,695
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.93% (b) (Cost $3,504,000)		3,504,000	3,504,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,081,247,886)	2,594,079,695
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	2,550,415
NET ASSETS – 100.0%	$2,596,630,110

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $281,448 of cash collateral to cover margin requirements for futures contracts.
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	33	December 2025	4,826,250	$ 123,572	$ 123,572
CME E-mini Russell 2000 Index Contracts (United States)	3	December 2025	373,485	(2,434)	(2,434)
Total Equity Index Contracts					$121,138
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
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Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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